Other comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Items that may subsequently be reclassified to income
Accumulated balance at beginning, Change in unrealized fair value of derivatives	$ (0.7)	$ (0.8)	$ (0.1)
Amount arising, Changes in unrealized fair value of derivatives	(51.0)	0.1	(0.9)
Income taxes, Changes in unrealized fair value of derivatives	1.1		0.2
Net, Changes in unrealized fair value of derivatives	(49.9)	0.1	(0.7)
Accumulated balance at ending, Change in unrealized fair value of derivatives	(50.6)	(0.7)	(0.8)
Accumulated balance at beginning, Cumulative foreign currency translation adjustment	18.3	21.5	31.4
Amount arising, Cumulative foreign currency translation adjustment	124.1	(3.3)	(9.9)
Net, Cumulative foreign currency translation adjustment	124.1	(3.3)	(9.9)
Accumulated balance at ending, Cumulative foreign currency translation adjustment	142.4	18.3	21.5
Item never reclassified to income
Accumulated balance at beginning, Employee defined benefit plan re-measurements	(2.2)	0.5
Amount arising, Employee defined benefit plans re-measurements	(0.2)	(2.7)	0.5
Net, Employee defined benefit plans re-measurements	(0.2)	(2.7)	0.5
Accumulated balance at ending, Employee defined benefit plan re-measurements	(2.4)	(2.2)	0.5
Accumulated balance at beginning, Accumulated other comprehensive income	15.4	21.2	31.3
Amount arising, Accumulated other comprehensive income	72.9	(5.9)	(10.3)
Income taxes, Accumulated other comprehensive income	1.1		0.2
Total	74.0	(5.9)	(10.1)
Accumulated balance at ending, Accumulated other comprehensive income	$ 89.4	15.4	21.2
IFRS 16 effects
Items that may subsequently be reclassified to income
Accumulated balance at beginning, Change in unrealized fair value of derivatives		0.0
Accumulated balance at ending, Change in unrealized fair value of derivatives			0.0
Item never reclassified to income
Accumulated balance at beginning, Employee defined benefit plan re-measurements		0.0
Accumulated balance at ending, Employee defined benefit plan re-measurements			0.0
Accumulated balance at beginning, Accumulated other comprehensive income		0.1
Accumulated balance at ending, Accumulated other comprehensive income			$ 0.1
As adjusted
Items that may subsequently be reclassified to income
Change in unrealized fair value of derivatives as adjusted		(0.8)
Cumulative foreign currency translation adjustments		21.6
Employee defined benefit plan re-measurement adjusted		0.5
Accumulated other comprehensive income adjusted		$ 21.3